Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Liabilities Measured at Fair Value on Recurring Basis

The following tables set forth, by level with the fair-value hierarchy, the fair value of the Group’s financial liabilities measured on a recurring basis:

	December 31, 2015
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put option	—	—	$2,250	$2,250

	December 31, 2016
	Quoted price in active markets for identical investments Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
Put Option	—	—	$2,460	$2,460

Movement of Financial Asset and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table summarizes the movement of the balances of the put option liability measured at fair value on a recurring basis using significant unobservable inputs (level 3) during years ended December 31, 2015 and 2016:

Balance as of January 1, 2015	$2,040
Change in fair value	210

Balance as of December 31, 2015	$2,250
Change in fair value	210

Balance as of December 31, 2016	$2,460

(b)	Assets and liabilities measured at fair value on a nonrecurring basis